Accumulated Other Comprehensive Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 17,044	$ 16,365	$ 13,489
Portion of net (gain) loss recognized in other comprehensive income, before taxes	(701)	(31)	(104)
Provision for income taxes	(41,013)	(34,999)	(30,077)
Net income	74,101	69,178	62,764
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	2,846	8,997	8,664
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	5,203	13,866	11,741
Provision for income taxes	(1,821)	(4,853)	(4,109)
Net income	3,382	9,013	7,632
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net (gain) loss recognized in other comprehensive income, before taxes	(824)	(24)	1,588
Provision for income taxes	288	8	(556)
Net income	$ (536)	$ (16)	$ 1,032